DEBT (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2015	2014
Vessels and equipment, net,	110,704	55,812
Restricted cash and investments	—	38,560